Shareholder Report, Line Graph (Details) 195090_AAM Todd International Intrinsic Value ETF_TF_TSR SemiAnnual {TF} - USD ($)			6 Months Ended
	Oct. 31, 2025	Jul. 24, 2025	Apr. 30, 2026
AAM Todd International Intrinsic Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name			AAM Todd International Intrinsic Value ETF NAV
Accumulated Value	$ 10,450	$ 10,000	$ 12,028
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	$ 10,615	$ 10,000	$ 11,901